DISCONTINUED OPERATIONS (Details) (USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Operating results from disposal of Mop.com and Gummy Inc and the cessation of business operation of WVAS business
Loss from operations of discontinued operations, net of income taxes	$ (4,301,000)
Gain on disposal of discontinued operations, net of income taxes	1,341,000
Mop.com and Gummy Inc
DISCONTINUED OPERATIONS
Equity interest sold to OPH (as a percent)		100.00%
Promissory note received for sale of business	18,141,000
Financial positions at date of disposal
Current assets	6,557,000
Non-current assets	11,903,000
Current liabilities	(52,483,000)
Non-current liabilities	(2,966,000)
2010 Discontinued Operations
DISCONTINUED OPERATIONS
Gain (loss) recognized on discontinuance	0
Operating results from disposal of Mop.com and Gummy Inc and the cessation of business operation of WVAS business
Net revenues from discontinued operations	5,630,000
Loss from operations of discontinued operations, before income taxes	(4,320,000)
Income tax benefit	19,000
Loss from operations of discontinued operations, net of income taxes	(4,301,000)
Gain on disposal of discontinued operations	1,767,000
Tax on gain on disposal of discontinued operations	(426,000)
Gain on disposal of discontinued operations, net of income taxes	$ 1,341,000